Summary of Significant Accounting Policies - Additional Information (Detail)			2 Months Ended	3 Months Ended										12 Months Ended
	Jun. 12, 2019 USD ($)	Apr. 15, 2018 Facility Position	Jul. 19, 2019 USD ($) $ / shares shares	Aug. 31, 2019 Segment	May 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Nov. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)	May 31, 2018 USD ($)		Feb. 28, 2018 USD ($)	Nov. 30, 2017 USD ($)	Aug. 31, 2017 USD ($)	May 31, 2019 USD ($) Entity Segment Reportingunit $ / shares shares		May 31, 2018 USD ($) Entity Segment Reportingunit shares		May 31, 2017 USD ($) shares
Significant Of Accounting Policies [Line Items]
Percentage of controlled subsidiary's earnings					100.00%									100.00%
Number of business acquisition | Entity														5		7
Number of reportable segments | Segment														3		3
Net transactional foreign exchange losses														$ 4,800,000		$ 12,300,000		$ 6,400,000
Cost of sales														3,302,644,000		3,140,431,000		2,792,487,000
Bad debt expense														18,600,000		$ 9,100,000		16,000,000
Number of manufacturing facilities closed | Facility		2
Number of positions eliminated | Position		154
Inventory write-downs									$ 36,500,000					10,500,000
Inventory write-offs									1,200,000					10,000,000
Goodwill and other intangible asset impairments														$ 4,190,000				193,198,000
Number of reporting units | Reportingunit														0		0
Intangible asset impairment loss														$ 4,200,000		$ 0
Advertising cost														57,500,000		58,000,000		52,300,000
Research and development cost														71,600,000		69,700,000		64,900,000
Realized losses on sales of available-for-sale securities														3,000,000
Realized gains on trading securities														500,000
Unrealized losses on trading securities														1,300,000
Unrealized losses on marketable equity securities														4,600,000
Gross gains realized on sales of marketable securities																11,900,000		12,600,000
Gross losses realized on sales of marketable securities																1,800,000		4,400,000
Net Sales					$ 1,601,401,000	$ 1,140,630,000	$ 1,362,531,000	$ 1,459,989,000	1,558,156,000	[1]	$ 1,102,677,000	$ 1,315,416,000	$ 1,345,394,000	$ 5,564,551,000	[2]	$ 5,321,643,000	[2]	$ 4,958,175,000	[2]
Shares repurchased | shares														3,286,907		0		0
Shares repurchased, value														$ 200,222,000
Repurchase of common stock price per shares | $ / shares														$ 60.92
Subsequent Event
Significant Of Accounting Policies [Line Items]
Shares repurchased | shares			1,655,616
Shares repurchased, value			$ 100,000,000
Repurchase of common stock price per shares | $ / shares			$ 60.40
Schul International Co., LLC And Willseal LLC | Subsequent Event
Significant Of Accounting Policies [Line Items]
Net Sales	$ 15,000,000
Restore Indefinite-lived Tradename
Significant Of Accounting Policies [Line Items]
Intangible asset impairment loss																		$ 4,900,000
Kirker Reporting Unit
Significant Of Accounting Policies [Line Items]
Goodwill and other intangible asset impairments														$ 0		$ 0
Third Party
Significant Of Accounting Policies [Line Items]
Cost of sales														$ 173,600,000		$ 164,700,000		$ 148,900,000
Type of Cost, Good or Service [Extensible List]														us-gaap:ShippingAndHandlingMember		us-gaap:ShippingAndHandlingMember		us-gaap:ShippingAndHandlingMember
Scenario Forecast
Significant Of Accounting Policies [Line Items]
Number of reportable segments | Segment				4
Industrial Segment
Significant Of Accounting Policies [Line Items]
Number of business acquisition | Entity														2		3
Inventory write-downs									1,200,000					$ 10,000,000
Consumer Segment
Significant Of Accounting Policies [Line Items]
Inventory write-downs									$ 36,500,000					10,500,000
Consumer Segment | Kirker Reporting Unit
Significant Of Accounting Policies [Line Items]
Goodwill and other intangible asset impairments																		$ 188,300,000
Trade names
Significant Of Accounting Policies [Line Items]
Intangible asset impairment loss														2,000,000
Customer-related Intangibles
Significant Of Accounting Policies [Line Items]
Intangible asset impairment loss														$ 2,200,000

[1]	Reflects inventory-related charges of $36.5 million in our consumer reportable segment for product line rationalization and related obsolete inventory identification and $1.2 million in inventory reductions related to restructuring activities in our industrial reportable segment. Additional restructuring charges totaling $17.5 million were incurred during the fourth quarter of fiscal 2018, as further described in Note B, “Restructuring.” We also incurred charges in our industrial segment totaling $4.2 million in connection with the decision to exit Flowcrete China.
[2]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.